October 28, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Investors Trust (on behalf of ING Pioneer Equity Income Portfolio)
File No. 811-05629

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a combined preliminary proxy statement, form of voting instructions card and form of proxy card for a Special Meeting of Shareholders (“Meeting”) of ING Pioneer Equity Income Portfolio (the “Portfolio”), a series of ING Investors Trust.

At the Meeting, shareholders of the Portfolio will be asked to vote on: (1) a proposal to replace Pioneer Investment Management, Inc., the Portfolio’s current sub-adviser, with ING Investment Management Co.; and (2) a proposal to add each of ING Investment Management Asia/Pacific (Hong Kong) Limited and ING Investment Management Advisors B.V. as the Portfolio’s additional sub-advisers.

Should you have any questions, please contact the undersigned at 480-477-2278 or Hoang T. Pham at 202-261-3496.

Very truly yours,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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